Other operating expenses - Other operating expenses (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Penalties of income tax payments on account (a)	$ 70,045	$ 0	$ 0
Exploration expenses	9,179	4,973	170
Royalty non-income tax (b)	4,488	9,238	0
Impairment of assets	3,546	0	0
Cancellation of Projects	2,164	18	195
Optimization and prefeasibility/feasibility studies	1,401	8,905	5,929
Tax contingencies	258	1,078	1,903
Other expenses	138	0	313
Other operating expense	$ 91,219	$ 24,212	$ 8,510